SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]	The Company's cash and cash equivalents, at December 31, consisted of the following:
	2014	2013
Cash in bank	$586,469	$414,001
Money market funds	990	50
Cash and cash equivalents	$587,459	$414,051

Property, Plant and Equipment [Table Text Block]	Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, ranging as follows:

Computer hardware/software	3 years
Fleet vehicles	5 years
Furniture and fixtures	5 to 7 years